Security deposits and maintenance reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of security deposits and maintenance reserves [Abstract]
Schedule breakdown of security deposits and maintenance reserves
The movement of security deposits and maintenance reserves is as follows:

Description	Maintenance reserves	Security deposits	Total

Balances at December 31, 2019	1,498,898	152,635	1,651,533

Business combination – Azul Conecta	—	298	298
Additions	313,950	93,739	407,689
Impairment	(20,486)	—	(20,486)
Provision for loss	(419,843)	—	(419,843)
Reimbursements	(476,588)	(43,519)	(520,107)
Foreign currency exchange	425,715	29,243	454,958

Balances at December 31, 2020	1,321,646	232,396	1,554,042

Additions	501,309	95,799	597,108
Reversal of impairment	24,275	—	24,275
Provision for loss	(221,626)	—	(221,626)
Reimbursements	(86,804)	(48,584)	(135,388)
Transfer	—	23,782	23,782
Foreign currency exchange	106,089	16,137	122,226

Balances at December 31, 2021	1,644,889	319,530	1,964,419
Current	357,210	53,702	410,912
Non-current	1,287,679	265,828	1,553,507